TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

Transamerica TSW International Equity VP

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Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica TSW International Equity VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Thompson, Siegel &Walmsley LLC
Portfolio Managers:
Brandon H. Harrell, CFA	Portfolio Manager	since May 2013
Stedman D. Oakey, CFA	Portfolio Manager	since July 2025

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica TSW International Equity VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brandon H. Harrell, CFA	Thompson, Siegel &Walmsley LLC	Portfolio Manager of the portfolio since 2013; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 1996
Stedman D. Oakey, CFA	Thompson, Siegel &Walmsley LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager at Thompson, Siegel &Walmsley LLC since 2011 and International Research Analyst since 2005

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Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers—Thompson, Siegel & Walmsley LLC (“TSW”)”:

Transamerica TSW International Equity VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Brandon H. Harrell, CFA	6	$6.97 billion	5	$1.73 billion	11	$3.57 billion

Stedman D. Oakey, CFA*	6	$7.00 billion	5	$1.71 billion	12	$3.79 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brandon H. Harrell, CFA	0	$0	0	$0	0	$0

Stedman D. Oakey, CFA*	0	$0	0	$0	0	$0

 * As of March 31, 2025

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Investors Should Retain this Supplement for Future Reference

July 1, 2025